Other current assets	12 Months Ended
Dec. 31, 2023
Other current assets
Other current assets

6. Other current assets

Other current assets consist of the following:

		As of December 31,
		2022	2023
		RMB	RMB	US$
Prepayment		15,108,499	21,956,225	3,092,470
Inventory	6.1	116,711,168	10,383,964	1,462,551
Deposits in trust protection fund	6.2	13,501,146	—	—
Receivables from third party payment service providers	6.3	3,415,532	7,833,192	1,103,282
Receivables from Funding Partners and other service providers		34,738,492	25,848,011	3,640,616
Receivable from broker for derivative collateral	6.4	834,038,316	411,567,717	57,968,101
Deposits prepaid to securities companies	6.4	676,742,849	50,143,583	7,062,576
Receivables from trust companies	6.5	293,543,842	—	—
Others	6.6	374,641,182	259,404,811	36,536,404
Total		2,362,441,026	787,137,503	110,866,000
Less: Allowance for other current assets		(256,349,242)	(116,860,992)	(16,459,527)
		2,106,091,784	670,276,511	94,406,473

6.1The Company’s inventory mainly consists of inventories in educational services, repossessed vehicles, and products and packing materials to be sold in ready-to-cook meal business. Due to poor market response, these businesses had been wound down and the Company had recognized an impairment charge of RMB 81 million and RMB 0.24 million for the year ended December 31, 2022 and 2023, respectively.

6.2According to the relevant PRC regulations, the consolidated trusts are required to deposit 1% of the trusts’ capital to the trust protection fund, which will be released when the trusts are liquidated. The company has collected all the deposit as of December 31,2023.

6.3The Company has accounts with third-party payment service providers mainly to overseas payment. The balance of receivables from third-party payment service providers is unrestricted as to withdrawal and use and readily available to the Company on demand.

6. Other current assets - continued

6.4Receivable from broker for derivative collateral is cash collateral pledged by the Company into the accounts of securities companies for its total return swap contracts. Deposit prepayment is prepaid to securities companies for new contracts to be entered into in the future.

6.5Receivables from trust companies are the funds to be distributed back by the trust companies due to the liquidation of the trust plans.

6.6Others include borrowings to third - party individuals of RMB 85 million and RMB 76 million as of December 31, 2022 and 2023, respectively. Maturity dates of these borrowings range from January 15, 2022 to July 1, 2026, and the interest rates range from 0.00% to 5.50%. The borrowings are partially secured by certain financial and real estate assets. The individually assessed allowance of these borrowings was RMB 7 million and RMB 30 million as of December 31, 2022 and 2023, respectively. Others also include a two-year borrowing issued on August 15, 2023 with an interest rate of 6.8%, which is secured by an aircraft as collateral. The portion with a maturity date of more than one year is disclosed in other non-current assets.

Other receivables as referred to in the “Fair value measurements of financial instruments” accounting policy consist of accounts receivables, deposits in trust protection fund, receivables from third party payment service providers, receivable from broker for derivative collateral, deposits prepaid to securities companies, receivables from trust companies and others.

Allowance for other current assets consists of the following:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Balance at the beginning of the year	201,242,068	256,349,242	36,106,036
Additions	72,112,392	29,879,226	4,208,401
Charge-offs	(17,005,218)	(169,367,476)	(23,854,910)
Balance at the end of the year	256,349,242	116,860,992	16,459,527